Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2018
Interest bearing debt (Tables) [Abstract]
Scheduled debt repayments and margin above Libor
Scheduled debt repayments (USD thousands) and margin above Libor

	Margin	Q4
$ in thousands	above Libor	2018	2019	2020	2021	Thereafter	Total
ABN Amro Credit Facility	2.40%	7,702	30,808	30,808	30,808	325,815	425,941
Credit Agricole Credit Facility	2.19%	1,649	6,597	6,597	6,597	42,925	64,367
Danish Ship Finance Credit Facility	2.25%	1,300	2,600	39,000			42,900
Nordea/DNB Credit Facility	2.75%	434	8,251				8,685
Nordea BW VLCC Acquisition Credit Facility	2.40%	5,400	21,600	21,600	21,600	188,683	258,883
ABN Amro Revolving Credit Facility *	2.50%
Convertible Senior Notes			32,860		125,000		157,860
Total		16,486	102,716	98,005	184,005	557,423	958,635
Unamortized upfront fees bank loans							(8,366)
Difference amortized cost/notional amount convertible note							(15,194)
Total interest bearing debt							935,075